Employees (Details)	Dec. 31, 2012 Person	Dec. 31, 2011 Person	Dec. 31, 2010 Person
Number of Person employed by the company
Average Number of Employees	17,470	17,155	17,101
Global
Number of Person employed by the company
Average Number of Employees	4,304	4,042	3,931
North America
Number of Person employed by the company
Average Number of Employees	6,323	6,479	6,710
International
Number of Person employed by the company
Average Number of Employees	6,843	6,634	6,460
Total Retail
Number of Person employed by the company
Average Number of Employees	13,166	13,113	13,170